Corporate Information (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 12, 2025 USD ($) $ / shares	Jun. 30, 2025
Corporate Information
Headcount reduction		30.00%
Minimum Threshold Percentage Of Acceptance	80.00%
Dievini
Corporate Information
Voting interests held		37.00%
CureVac N V
Corporate Information
Aggregate Equity Value Of Entity | $	$ 1,250
BioNTech S E
Corporate Information
Minimum Threshold Percentage Of Acceptance	75.00%
BioNTech S E | CureVac N V | Forecast
Corporate Information
Ownership percentage	100.00%
BioNTech S E | CureVac N V | Forecast
Corporate Information
Minimum closing domestic exchange ratio	0.04318
Maximum closing domestic exchange ratio	0.06476
BioNTech S E | CureVac N V | Forecast | Adr
Corporate Information
Share Price	$ 5.46
Minimum | BioNTech S E | CureVac N V | Forecast
Corporate Information
Price per share	84.37
Maximum | BioNTech S E | CureVac N V | Forecast
Corporate Information
Price per share	$ 126.55